Summary of Business and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Depreciation and Amortization Policies for Property and Equipment
Our depreciation and amortization policies are as follows:

Buildings	Lesser of lease term or 35 years
Leasehold improvements	Lesser of lease term or useful life
Furniture and fixtures	5 to 15 years
Equipment, general office and computer	3 to 5 years
Software developed for internal use	3 to 5 years
Property and equipment, net consists of the following (in thousands):

	December 31,
	2017	2016
Buildings and leasehold improvements	$151,843	$144,604
Furniture, fixtures and equipment	38,155	35,525
Computer equipment	323,818	288,982
Software developed for internal use	1,521,901	1,271,059
	2,035,717	1,740,170
Accumulated depreciation and amortization	(1,236,523)	(986,891)
Property and equipment, net	$799,194	$753,279